Supplement to the
Fidelity® Variable Insurance Products
Service Class and Service Class 2
Target Volatility Portfolio
April 30, 2014
Prospectus

Robert Vick no longer serves as co-manager of the fund. In addition, Xuehai En has been named a portfolio manager of the fund.

VIPTV-14-01  June 6, 2014
1.9858907.100

Supplement to the

Fidelity® Variable Insurance Products

Target Volatility Portfolio

Service Class and Service Class 2

A Fund of Variable Insurance Products Fund V

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2014

Robert Vick no longer serves as co-manager of the fund. In addition, Xuehai En has been named a portfolio manager of the fund.

VIPTVB-14-01  June 6, 2014
1.9858908.100